Statements Of Changes In Partners' Capital (USD $)	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series A [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series B [Member]	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series C [Member]	Limited Partners [Member] Millburn Multi-Markets Trading L.P. [Member]	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member]	General Partner [Member] Millburn Multi-Markets Fund L.P. [Member]	General Partner [Member] Millburn Multi-Markets Trading L.P. [Member]	Millburn Multi-Markets Fund L.P. [Member]	Millburn Multi-Markets Trading L.P. [Member]
PARTNERS' CAPITAL at Dec. 31, 2009	$ 8,589,976	$ 381,711	$ 302,706	$ 64,665,135		$ 10,159	$ 47,127	$ 9,284,552	$ 64,712,262
PARTNERS' CAPITAL, units at Dec. 31, 2009	8,081.4364	357.9807	283.6015
Capital contributions	61,190,978	5,855,288	30,099,201	256,490,244		1,400,000	1,600,000	98,545,467	258,090,244
Capital contributions, units	57,691.0251	5,460.6179	27,709.9918
Capital withdrawals	(1,073,575)	(166,243)	(274,176)	(41,207,956)			(2,958,334)	(1,513,994)	(44,166,290)
Capital withdrawals, units	(1,015.7630)	(156.5341)	(261.6950)
NET INCOME (LOSS)				18,724,527	8,617		90,249	6,265,906	18,823,393
Net profit from operations after profit share allocation from Master Fund	3,280,782	334,534	1,359,095			37,402		5,011,813	15,873,676
General Partner's allocation - profit share				(2,949,717)	2,949,717				(2,949,717)
Transfer of New Profit Memo Account to General Partner					(2,958,334)		2,958,334
NET ASSET VALUE PER UNIT	$ 1,111.67	$ 1,131.26	$ 1,135.40
PARTNERS' CAPITAL at Dec. 31, 2010	71,988,161	6,405,290	31,486,826	295,722,233		1,447,561	1,737,376	111,327,838	297,459,609
PARTNERS' CAPITAL, units at Dec. 31, 2010	64,756.6985	5,662.0645	27,731.8983
Capital contributions	110,423,847	18,128,844	14,574,760	159,695,554		2,000,000	100,000	145,127,451	159,795,554
Capital contributions, units	102,014.0806	16,314.7272	13,035.3437
Capital withdrawals	(7,229,090)	(1,057,815)	(628,259)	(29,349,575)			(58,576)	(8,915,164)	(29,408,151)
Capital withdrawals, units	(6,828.2475)	(963.9820)	(577.2685)
NET INCOME (LOSS)				(18,306,231)	(3,092)		(36,332)	(11,517,707)	(18,345,655)
Net profit from operations after profit share allocation from Master Fund	(8,846,822)	(832,416)	(1,857,318)			16,254		(11,520,302)	(18,407,323)
General Partner's allocation - profit share				(61,668)	61,668				(61,668)
Transfer of New Profit Memo Account to General Partner					(58,576)		58,576
NET ASSET VALUE PER UNIT	$ 1,039.97	$ 1,077.62	$ 1,084.25
PARTNERS' CAPITAL at Dec. 31, 2011	$ 166,336,096	$ 22,643,903	$ 43,576,009	$ 407,700,313		$ 3,463,815	$ 1,801,044	$ 236,019,823	$ 409,501,357
PARTNERS' CAPITAL, units at Dec. 31, 2011	159,942.5316	21,012.8097	40,189.9735